WARRANT LIABILITY (Details) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 26, 2016	Oct. 21, 2016	Oct. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Disclosure Text Block [Abstract]
Warrant, Description	In October 2016, the Company issued warrants to purchase from the Company up to $1,000,000 in common stock with the number of shares determined based on a 40% discount to the 20-day average stock price prior to the date of exercise.	In October 2016, the Company issued warrants to purchase up to $1,000,000 in common stock with the number of shares determined based on a 20-day average stock price prior to the date of exercise with the exercise prices discounted 40%.	number of shares determined based on a 20-day average stock price prior to the date of exercise with the exercise prices discounted 40%
Common Stock Equivalents, Value	$ 1,000,000	$ 1,000,000						$ 1,000,000
Derivative Liability, Current	$ 937,951	$ 937,951		$ 700,512		$ 700,512		985,163	$ 0
Derivative, Gain (Loss) on Derivative, Net				$ 54,982	$ 0	$ 284,651	$ 0	$ (47,212)	$ 0